Net Investment in Sales-type Leases (Schedule of Company's Net Investment in Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Net Investment in Sales-type Leases [Abstract]
Future minimum lease payments receivable	$ 31,858	$ 24,930
Less allowance for doubtful accounts	(682)	(452)
Net future minimum lease payment receivable	31,176	24,478
Less unearned interest income	(1,687)	(1,486)
Net investment in sales-type leases	$ 29,489	$ 22,992